Calculation of Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Calculation of Earnings Per Share [Abstract]
Net income	$ 1,092	$ 1,058	$ 1,163	$ 903	$ 967	$ 1,019	$ 1,009	$ 1,006	$ 4,216	$ 4,001	$ 3,648
Weighted-average common shares outstanding									4,192,761	4,210,336	4,231,404
Basic	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 1.01	$ 0.95	$ 0.86
Common stock equivalents due to effect of stock options										1,000	2,000
Total weighted-average common shares and equivalents									4,193,129	4,211,078	4,233,448
Diluted	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 1.01	$ 0.95	$ 0.86
Anit-dilutive stock options outstanding									100	78	79